Commitments (Details) - Schedule of maturities of the operating lease liabilities - USD ($)	Mar. 31, 2021	Jun. 30, 2020
Schedule of maturities of the operating lease liabilities [Abstract]
2022	$ 724,240	$ 346,629
2023	672,328	296,870
2024	129,101	87,832
Total undiscounted cash flows	1,525,669	731,331
Less: imputed interest	(88,934)	43,429
Present value of lease liabilities	$ 1,436,735	$ 687,902